General Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reporting Entity (Description of the controlling company) [Abstract]
Name of reporting entity or other means of identification	Korea Electric Power Corporation and subsidiaries
Name of parent entity	Korea Electric Power Corporation
Entity Incorporation, Date of Incorporation	Incorporated on January 1, 1982 in accordance with the Korea Electric Power Corporation Act (the "KEPCO Act")
Description of nature of entity's operations and principal activities	Engage in the generation, transmission and distribution of electricity and development of electric power resources. KEPCO also provides power plant construction services.
Country of incorporation	Republic of Korea.
Information of listing on stock market	KEPCO's stock was listed on the Korea Stock Exchange on August 10, 1989 and KEPCO listed its Depository Receipts (DR) on the New York Stock Exchange on October 27, 1994.
Address of registered office of entity	KEPCO's head office is located in Naju, Jeollanam-do.
Issued capital	₩ 3,209,820	₩ 3,209,820